Related Party Disclosures	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Related Party Disclosures

Note 22. Related Party Disclosures

Share-based Compensation to Related Parties

Information about share-based compensation to related parties is found in Note 6 Share-based Compensation.

Transactions With Related Parties

On April 18, 2023 the Company issued Convertible Notes to related parties, Nativus Company Limited and Verlinvest, with a fair value of $174.0 million. As of June 30, 2026, the fair value of the outstanding Convertible Notes to related parties amounted to $183.8 million. The Convertible Notes were issued with the terms and conditions described in Note 19 Interest-bearing Loans and Borrowings.